FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 98.6% (1)
COMMERCIAL SERVICES SECTOR - 3.4%
	Advertising/Marketing Services - 3.4%
640,000	Omnicom Group Inc.	$60,896,000
CONSUMER NON-DURABLES SECTOR - 3.0%
	Household/Personal Care - 3.0%
1,025,000	Unilever PLC - SP-ADR	53,433,250
CONSUMER SERVICES SECTOR - 3.8%
	Other Consumer Services - 3.8%
25,000	Booking Holdings Inc. (2)	67,508,250
DISTRIBUTION SERVICES SECTOR - 5.1%
	Wholesale Distributors - 5.1%
570,000	Ferguson PLC	89,666,700
ELECTRONIC TECHNOLOGY SECTOR - 8.7%
	Computer Processing Hardware - 4.8%
950,000	Sony Group Corp. - SP-ADR	85,538,000
	Semiconductors - 3.9%
1,085,000	Micron Technology Inc.	68,474,350
FINANCE SECTOR - 18.8%
	Financial Conglomerates - 2.7%
655,000	Northern Trust Corp.	48,561,700
	Investment Banks/Brokers - 4.4%
1,360,000	The Charles Schwab Corp.	77,084,800
	Investment Managers - 2.1%
55,000	BlackRock Inc.	38,012,700
	Multi-Line Insurance - 4.7%
540,000	Arch Capital Group Ltd. (2)	40,419,000
320,000	Progressive Corp.	42,358,400
		82,777,400
	Property/Casualty Insurance - 4.9%
255,000	Berkshire Hathaway Inc. - Cl B (2)	86,955,000
HEALTH SERVICES SECTOR - 6.8%
	Managed Health Care - 4.5%
165,000	UnitedHealth Group Inc.	79,305,600
	Medical/Nursing Services - 2.3%
1,700,000	Fresenius Medical Care AG & Co. KGaA - SP-ADR	40,681,000
HEALTH TECHNOLOGY SECTOR - 5.6%
	Medical Specialties - 5.6%
2,264,998	Koninklijke Philips N.V. - SP-ADR (2)	49,127,806
1,545,000	Smith & Nephew PLC - SP-ADR	49,826,250
		98,954,056
INDUSTRIAL SERVICES SECTOR - 1.8%
	Contract Drilling - 1.8%
655,000	Schlumberger Ltd.	32,173,600
PROCESS INDUSTRIES SECTOR - 4.1%
	Containers/Packaging - 4.1%
425,000	Avery Dennison Corp.	73,015,000
PRODUCER MANUFACTURING SECTOR - 12.9%
	Building Products - 7.2%
220,000	Carlisle Cos. Inc.	56,436,600
1,245,000	Masco Corp.	71,438,100
		127,874,700
	Electrical Products - 2.4%
210,000	Eaton Corp. PLC	42,231,000
	Industrial Machinery - 3.3%
1,185,000	Carrier Global Corp.	58,906,350
RETAIL TRADE SECTOR - 12.0%
	Apparel/Footwear Retail - 1.8%
375,000	The TJX Cos. Inc.	31,796,250
	Discount Stores - 6.4%
325,000	Dollar General Corp.	55,178,500
410,000	Dollar Tree Inc. (2)	58,835,000
		114,013,500
	Specialty Stores - 3.8%
795,000	CarMax Inc. (2)	66,541,500
TECHNOLOGY SERVICES SECTOR - 12.6%
	Information Technology Services - 3.6%
350,000	CDW Corp.	64,225,000
	Internet Software/Services - 5.0%
740,000	Alphabet Inc. - Cl A (2)	88,578,000
	Packaged Software - 4.0%
510,000	SAP SE - SP-ADR	69,773,100
	Total common stocks (cost $1,323,070,305)	1,746,976,806

SHORT-TERM INVESTMENT- 1.3% (1)
	Money Market Fund - 1.3%
22,880,065	First American Treasury Obligations Fund, CL X, 5.04% (3)	22,880,065
	Total short-term investment (cost $22,880,065)	22,880,065
	Total investments - 99.9% (cost $1,345,950,370)	1,769,856,871
	Other assets, less liabilities - 0.1% (1)	1,496,919
	TOTAL NET ASSETS - 100.0%	$1,771,353,790

(1)	Percentages for the various classifications relate to total net assets.
(2)	Non-income producing security.
(3)	The rate quoted is the annualized 7-day yield as of June 30, 2023.
PLC	- Public Limited Company
SP-ADR	- Sponsored American Depositary Receipt

FMI Large Cap Fund

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2023, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 - Common Stocks[1]	$1,746,976,806
Level 1 - Money Market Fund	22,880,065
Total Level 1	1,769,856,871
Level 2 -	---
Level 3 -	---
Total Assets	1,769,856,871
Total	$1,769,856,871

[1]See the Schedule of Investments for investments detailed by industry classifications.